UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           8/11/10
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:          67
                                          -----------------
Form 13F Information Table Value Total:   $    193,225
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 6/30/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108     4055   930000 SH       SOLE                   930000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406     2069   197403 SH       SOLE                   197403        0        0
ARBITRON INC                   COM              03875Q108     2473    96470 SH       SOLE                    96470        0        0
ASHLAND INC. NEW               COM              044209104     2036    43850 SH       SOLE                    43850        0        0
CALAMP CORP                    COM              128126109     2033   954405 SH       SOLE                   954405        0        0
CALGON CARBON CORP             COM              129603106      861    65000 SH       SOLE                    65000        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     3583   230000 SH       SOLE                   230000        0        0
CISCO SYS INC                  COM              17275R102     5434   255000 SH       SOLE                   255000        0        0
CVR ENERGY INC                 COM              12662P108     3722   495000 SH       SOLE                   495000        0        0
DANA HOLDING CORP              COM              235825205     3400   340000 SH       SOLE                   340000        0        0
DIVX INC                       COM              255413106      910   118783 SH       SOLE                   118783        0        0
DOMTAR CORP                    COM NEW          257559203     3241    65950 SH       SOLE                    65950        0        0
DOUGLAS DYNAMICS INC           COM              25960R105     4025   350000 SH       SOLE                   350000        0        0
EASTMAN KODAK CO               COM              277461109      530   122153 SH       SOLE                   122153        0        0
ENPRO INDS INC                 COM              29355X107     7319   260000 SH       SOLE                   260000        0        0
ENTEGRIS INC                   COM              29362U104     6352  1600000 SH       SOLE                  1600000        0        0
FSI INTL INC                   COM              302633102     2933   700000 SH       SOLE                   700000        0        0
GEORGIA GULF CORP              COM PAR $.01 NEW 373200302     1626   121916 SH       SOLE                   121916        0        0
GEORGIA GULF CORP              COM              373200902        3      150 SH  CALL SOLE                      150        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1559   680790 SH       SOLE                   680790        0        0
GRAFTECH INTL LTD              COM              384313102     5737   392400 SH       SOLE                   392400        0        0
GRAHAM CORP                    COM              384556106     2274   151700 SH       SOLE                   151700        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     4950  1000000 SH       SOLE                  1000000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118906       94     7500 SH  CALL SOLE                     7500        0        0
ISHARES TR INDEX               RUSSELL 2000     464287905      481     1500 SH  PUT  SOLE                     1500        0        0
KULICKE & SOFFA INDS INC       COM              501242101     3861   550000 SH       SOLE                   550000        0        0
LANDEC CORP                    COM              514766104     1263   214500 SH       SOLE                   214500        0        0
LATTICE SEMICONDUCTOR CORP     COM              518415104     4557  1050000 SH       SOLE                  1050000        0        0
LOGMEIN INC                    COM              54142L109     3305   126003 SH       SOLE                   126003        0        0
LTX-CREDENCE CORP              COM              502403108     1287   454830 SH       SOLE                   454830        0        0
MAGMA DESIGN AUTOMATION        COM              559181102      788   277400 SH       SOLE                   277400        0        0
MATTSON TECHNOLOGY INC         COM              577223100     4359  1150000 SH       SOLE                  1150000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101     2677   160000 SH       SOLE                   160000        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3572   128760 SH       SOLE                   128760        0        0
MICROSOFT CORP                 COM              594918104     2876   125000 SH       SOLE                   125000        0        0
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     5374   717470 SH       SOLE                   717470        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103     3702   275000 SH       SOLE                   275000        0        0
OIL DRI CORP AMER              COM              677864100     4934   215000 SH       SOLE                   215000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A954      742     4000 SH  PUT  SOLE                     4000        0        0
QUALCOMM INC                   COM              747525103     5419   165000 SH       SOLE                   165000        0        0
QUALCOMM INC                   COM              747525903       56     2900 SH  CALL SOLE                     2900        0        0
QUANTUM CORP                   COM DSSG         747906204     3290  1750000 SH       SOLE                  1750000        0        0
RADIAN GROUP INC               COM              750236101     1270   175400 SH       SOLE                   175400        0        0
RESEARCH IN MOTION LTD         COM              760975102     2232    45309 SH       SOLE                    45309        0        0
ROGERS CORP                    COM              775133101     6943   250000 SH       SOLE                   250000        0        0
SANMINA SCI CORP               COM NEW          800907206     2392   175784 SH       SOLE                   175784        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     4379   615000 SH       SOLE                   615000        0        0
SCHULMAN A INC                 COM              808194104     1245    65685 SH       SOLE                    65685        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     6496   498122 SH       SOLE                   498122        0        0
SILICON IMAGE INC              COM              82705T102     8336  2375000 SH       SOLE                  2375000        0        0
SOLUTIA INC                    COM NEW          834376501     3380   258000 SH       SOLE                   258000        0        0
SONOCO PRODS CO                COM              835495102     4420   145000 SH       SOLE                   145000        0        0
SONOCO PRODS CO                COM              835495902        5      600 SH  CALL SOLE                      600        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2385    81000 SH       SOLE                    81000        0        0
SUNOCO INC                     COM              86764P109     5570   160200 SH       SOLE                   160200        0        0
TECHNITROL INC                 COM              878555101     2086   660000 SH       SOLE                   660000        0        0
TECHNITROL INC                 COM              878555901       23     1500 SH  CALL SOLE                     1500        0        0
TERRA NOVA RTY CORP            COM              88102D103     3174   381000 SH       SOLE                   381000        0        0
TESORO CORP                    COM              881609101     1867   160000 SH       SOLE                   160000        0        0
TESORO CORP                    COM              881609901      197     2630 SH  CALL SOLE                     2630        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     4856   570000 SH       SOLE                   570000        0        0
URBAN OUTFITTERS INC           COM              917047102     2639    76738 SH       SOLE                    76738        0        0
WABASH NATL CORP               COM              929566107      480    67500 SH       SOLE                    67500        0        0
WESTERN REFNG INC              COM              959319104     3420   680000 SH       SOLE                   680000        0        0
WESTERN REFNG INC              COM              959319904       99     2600 SH  CALL SOLE                     2600        0        0
WOODWARD GOVERNOR CO           COM              980745103      678    26567 SH       SOLE                    26567        0        0
WORLD WRESTLING ENTMT INC      CL A             98156Q108      891    57268 SH       SOLE                    57268        0        0
